Investments (Tables)	12 Months Ended
Mar. 31, 2025
Carrying Amount of Investments, By Category
The Company’s investments consisted of the following:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Investments in equity method investees	$68.1	$68.4
Other investments (1)	9.7	6.4

	$77.8	$74.8

(1)	Other investments represents equity investments without readily determinable fair values.

LIONS GATE ENTERTAINMENT CORP [Member]
Carrying Amount of Investments, By Category
The Company’s investments consisted of the following:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Investments in equity method investees	$68.1	$68.4
Other investments (1)	9.7	6.4

	$77.8	$74.8

(1)	Other investments represents equity investments without readily determinable fair values.